Consolidated Statement of Financial Condition (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2024
Amortized Cost	$ 1,179,576	$ 3,246,424
Foreign currencies, cost	$ 1,166	$ 2,324
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares issued (in shares)	26,133,510.522	69,008,371.263
Common shares outstanding (in shares)	26,133,510.522	69,008,371.263
Common Class I
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares outstanding (in shares)	26,133,510.522	66,374,648.607
Common Class S
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares outstanding (in shares)		2,633,722.656